Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

28. RELATED PARTY TRANSACTIONS

Related party transactions

During the years ended December 31, 2021, 2022 and 2023, the related parties of the Company are as follows:

Name of parties	Relationship
Ms. Norma Ka Yin Chu	Founder, Chairman of the board
Ms. Katherine Shuk Kwan Lui	Chief Financial Officer
Mr. Samuel Derk Shuen Lim	Spouse of the Founder, shareholder of Voodoo

During the years ended December 31, 2022 and 2023, the Company entered into the following related party transactions with related parties.

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Financing activities:
Loans borrowed from Ms. Katherine Shuk Kwan Lui	1,250,000	679,460	206,512
Loans borrowed from Mr. Samuel Derk Shuen Lim	17,671,752	8,951,618	-
Loans borrowed from Ms. Norma Ka Yin Chu	2,147,717	3,369,211	3,760,738
Repayment of Loans to Mr. Samuel Derk Shuen Lim	13,942,736	1,282,500	718,665
Repayment of Loans to Ms. Katherine Shuk Kwan Lui	2,091,640	500,000	383,805
Repayment of Loans to Ms. Norma Ka Yin Chu	393,934	314,294	6,894,116
Loan interests payable to Ms. Katherine Shuk Kwan Lui	41,333	2,765	2,636
Loan interests payable to Ms. Norma Ka Yin Chu	6,932	121,023	240,075
Loan interests payable to Mr. Samuel Derk Shuen Lim	600,920	284,323	297,021
Loan interests to Ms. Katherine Shuk Kwan Lui	83,415	2,334	3,073
Loan interests to Mr. Samuel Derk Shuen Lim	285,186	-	-
Reimbursement payable to Ms. Norma Ka Yin Chu	-	-	789,935

In October 2020, the Company borrowed HK$1,000,000 (equivalent to RMB841,640) with an interest rate of 5% per annum, another HK$1,000,000 (equivalent to RMB841,640) with an interest rate of 2% per annum and an interest-free loan of HK$1,000,000 (equivalent to RMB841,640) from Mr. Samuel Derk Shuen Lim. The company repaid HK$1,000,000 (equivalent to RMB841,640) in October 2020, HK$1,000,000 (equivalent to RMB832,100) in February 2021 and HK$1,000,000(equivalent to RMB841,640) in October 2021.

In October 2020, the Company borrowed HK$1,000,000 (equivalent to RMB841,640) with an interest rate of 5% per annum, from Ms. Katherine Shuk Kwan Lui, and the loan was fully repaid in February 2021.

In January 2021, the Company borrowed US$645,538 (equivalent to RMB4,170,240) with an interest rate of 5% per annum, from Mr. Samuel Derk Shuen Lim, and the loan was fully repaid in February 2021.

In May 2021, the Company borrowed an interest-free loan of RMB700,000 from Ms. Norma Ka Yin Chu and repaid RMB 230,000 in November 2021 and May 2023, respectively. Loan of RMB470,000 and RMB430,000 were outstanding as of December 31, 2022 and 2023, respectively.

In July 2021, the Company borrowed HK$2,000,000 (equivalent to RMB1,683,280) with an interest rate of 5% per annum, another HK$900,000(equivalent to RMB757,476) with an interest rate of 5% per annum from Mr. Samuel Derk Shuen Lim. Both loans were fully repaid in October 2021.

In August 2021, the Company borrowed HK$1,766,215 (equivalent to RMB1,447,717) with an interest rate of 3% per annum from Ms. Norma Ka Yin Chu. The Company repaid HK$200,000 (equivalent to RMB163,934) in October 2021, HK$20,000 (equivalent to RMB16,254) in April 2022, HK$200,000 (equivalent to RMB171,040) in June 2022, HK$30,000 (equivalent to RMB27,000) in September 2022, HK$500,000 (equivalent to RMB456,200) in November 2023 and HKD$816,215 (equivalent to RMB741,939) in December 2023. Loan of HK$1,316,215 (equivalent to RMB1,175,735) was outstanding as of December 31, 2022, the loan was fully repaid as of December 31, 2023.

In August 2021, the Company borrowed US$512,448 (equivalent to RMB3,267,213) with an interest rate of 5% per annum from Mr. Samuel Derk Shuen Lim and the loan was outstanding as of December 31, 2022 and 2023, repectively.

In October 2021, the Company borrowed HK$3,900,000 (equivalent to RMB3,198,000) with an interest rate of 5% per annum from Mr. Samuel Derk Shuen Lim. The loan was fully repaid in October 2021.

In November 2021, the Company borrowed RMB2,135,543 with an interest rate of 3% per annum from Mr. Samuel Derk Shuen Lim and this loan payable was outstanding as of December 31, 2022 and 2023.

In November 2021, the Company borrowed RMB1,250,000 with an interest rate of 3% per annum from Ms. Katherine Shuk Kwan Lui. The loan was fully repaid in December 2021.

In December 2021, the Company borrowed HK$3,000,000 (equivalent to RMB2,460,000) with an interest rate of 2% per annum from Mr. Samuel Derk Shuen Lim. The loan was fully repaid in December 2021.

In January 2022, the Company borrowed HK$1,960,000 (equivalent to RMB1,592,108) with an interest rate of 3% per annum from Mr. Samuel Derk Shuen Lim and the loan was outstanding as of December 31, 2022 and 2023, respectively.

In April 2022, the company borrowed an interest-free loan of RMB57,000 from Ms. Norma Ka Yin Chu. The loan was fully repaid in December 2022.

In April 2022, the company borrowed an interest free loan of HK$1,500,000 (equivalent to RMB1,200,850) from Mr. Samuel Derk Shuen Lim and fully repaid in July 2022.

In April 2022, the Company borrowed an interest-free loan of HK$900,000 (equivalent to RMB759,060) from Ms. Norma Ka Yin Chu and the loan was fully repaid in 2023.

In May 2022, the company borrowed RMB 500,000 with an interest rate of 5% per annum from Ms. Katherine Shuk Kwan Lui. The loan was fully repaid in June 2022.

In May 2022, the Company borrowed HK$8,000,000 (equivalent to RMB6,916,800) included fully interest expense of HK$900,000 (equivalent RMB778,140) from Mr. Samuel Derk Shuen Lim, the Company received HK$7,100,000 (equivalent to RMB6,138,660) in total. The Company repaid HK$738,773 (equivalent to RMB645,013) in the first half of 2023 and HK$80,000 (equivalent to RMB73,652) in July 2023. Loan of HK$8,000,000 (equivalent to RMB7,146,160) and HK$7,181,227 (equivalent to RMB6,507,772) were outstanding as of December 31, 2022 and 2023, respectively.

In August 2022, the Company borrowed an interest-free loan of HK$910,000 (equivalent to RMB791,849) from Ms. Norma Ka Yin Chu and the loan was fully repaid in November 2023.

In September 2022, the Company borrowed an interest-free loan of RMB80,000 from Ms. Norma Ka Yin Chu, the Company repaid RMB43,000 in December 2022. Loan of RMB37,000 was still outstanding as of December 31, 2022 and 2023, respectively.

In September 2022, the Company borrowed an interest-free loan of RMB80,000 from Ms. Norma Ka Yin Chu, the Company repaid RMB43,000 in December 2022. Loan of RMB37,000 was still outstanding as of December 31, 2022 and 2023, respectively.

In October 2022, the Company borrowed HK$1,800,000 (equivalent to RMB1,627,866) with an interest rate of 2% per annum from Ms. Norma Ka Yin Chu and the loan was fully repaid in 2023.

In December 2022, the Company borrowed HK$200,000 (equivalent to RMB179,460) with an interest rate of 5% per annum from Ms. Katherine Shuk Kwan Lui and the loan was fully repaid in February 2023.

In May 2023, the Company borrowed HK$1,200,000 (equivalent to RMB1,065,600) with an interest rate of 2% per annum from Ms. Norma Ka Yin Chu and the loan was fully repaid in 2023.

In July 2023, the Company borrowed three interest-free loans of HK$903,980 (equivalent to RMB832,249), HK$678,857 (equivalent to RMB625,702) and US$114,000 (equivalent to RMB822,590) from Ms. Norma Ka Yin Chu and the Company repaid HK$486,237 (equivalent to RMB444,177) in November 2023. Loan of HK$1,096,600 and USD$114,000 (aggregate equivalent to RMB1,803,363) was still outstanding as of December 31, 2023.

In October 2023, the Company borrowed an interest-free loan of HKD$225,000 (equivalent to RMB206,505) from Ms. Katherine Shuk Kwan Lui, the loan was fully repaid in November 2023.

Guarantees provided by related parties

In September 2020, Mr. Samuel Lim Derk Shuen provided a guarantee for free for a three-year term loan of HK$4,000,000 (equivalent to RMB3,362,716) borrowed by the Company.

In June 2021, Mr. Samuel Derk Shuen Lim provided a guarantee for free for an eight-year term loan of HK$2,000,000 (equivalent to RMB1,629,884) borrowed by the Company.

In September 2021, Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim provided a guarantee amount of US$10.0 million for a six-month loan of US$5.0 million (equivalent to RMB32,251,500) borrowed by the Company.

In December 2021, Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim provided a guarantee amount of US$6.0 million for a one-month loan of US$2.0 million (equivalent to RMB1,290,600) borrowed by the Company.

In March 2023, Ms. Norma Ka Yin Chu provided a guarantee for free for a one-year loan of RMB6.0 million borrowed by the Company.

In September 2023, Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim and other three individuals each provided a guarantee amount of HK$4,550,000 for a ten-year loan of HK$4,550,000 (equivalent to RMB4,123,210) borrowed by the Company.

Related party balances

The outstanding balances mainly arising from the above transactions as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to Mr. Samuel Derk Shuen Lim	14,120,050	14,231,755
Amounts due to Ms. Norma Ka Yin Chu	5,096,559	3,373,939
Amounts due to Ms. Katherine Shuk Kwan Lui	179,101	-

Amounts due to related parties	19,395,710	17,605,694

During the years ended December 31, 2022 and 2023, loans due to shareholders were described in note 18.